Investment in Qualified Affordable Housing (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Activity in Affordable Housing Program Obligation [Table Text Block]
The following table summarizes the impact of retrospective application to the balance sheet and income statement for all prior periods presented:

(In thousands)	December 31, 2014
Total assets
As previously reported	$7,003,256
As reported under the new guidance	7,001,199

Retained earnings
As previously reported	$486,541
As reported under the new guidance	484,484

Total equity
As previously reported	$698,598
As reported under the new guidance	696,541

(In thousands)	12 months ended December 31, 2014	12 months ended December 31, 2013
Total other expense
As previously reported	$195,234	$188,529
As reported under the new guidance	187,510	181,515

Income tax expense
As previously reported	$28,602	$25,131
As reported under the new guidance	36,459	32,503

Net income
As previously reported	$84,090	$77,227
As reported under the new guidance	83,957	76,869

Equity Method Investments [Table Text Block]
The table below details the balances of Park’s affordable housing tax credit investments and related unfunded commitments as of December 31, 2015 and 2014.

(In thousands)	December 31, 2015	December 31, 2014
Affordable housing tax credit investments	$51,247	$48,911
Unfunded commitments	20,311	16,629